Prepaid expenses and deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and deposits

	December 31, 2017	December 31, 2016
Prepaid insurance and deposits	$844	$565
Current portion of prepaid lease payments	1,054	986
	$1,898	$1,551